OTHER LIABILITIES	12 Months Ended
Dec. 31, 2019
OTHER LIABILITIES
OTHER LIABILITIES

22)  OTHER LIABILITIES

	12.31.19	12.31.18
Liabilities with ANATEL (1)	300,119	346,950
Liabilities with related parties (Note 28)	30,114	31,716
Third-party withholdings (2)	222,056	120,711
Surplus from post-employment benefit plans (Note 30)	1,155,067	679,478
Amounts to be refunded to subscribers	43,794	56,897
Other liabilities	36,781	61,957
Total	1,787,931	1,297,709
Current	365,192	368,376
Non-current	1,422,739	929,333

(a)   Includes the cost of renewing STFC and SMP licenses.

(b)   This refers to payroll withholdings and taxes withheld from pay-outs of interest on equity and on provision of services.